Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table reflects the Company’s ROU assets and lease liabilities as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Assets:
Operating lease ROU assets, net	$1,020,947	$1,267,121
Liabilities:
Operating lease liabilities, current	$394,208	$361,305
Operating lease liabilities	762,904	1,062,633
	$1,157,112	$1,423,938

The following table reflects the Company’s ROU assets and lease liabilities as of December 31:

	2023	2022
Assets:
Operating lease ROU assets, net	$1,267,121	$1,572,323
Liabilities:
Operating lease liabilities, current	$361,305	$313,448
Operating lease liabilities	1,062,633	1,423,938
	$1,423,938	$1,737,386

Schedule of Supplemental Cash Flow Information Related to Operating Leases
The following table presents supplemental cash flow information related to the Company’s operating leases for the three and nine months ended:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating cash flows from operating leases	$116,994	$110,278	$345,302	$330,833

The following table presents supplemental cash flow information related to the Company’s operating leases for the years ended December 31:

	2023	2022
Operating cash flows from operating leases	$441,111	$428,263

Lessee, Operating Lease, Liability, to be Paid, Maturity
As of September 30, 2024, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2024 (remaining)	$116,994
2025	476,164
2026	490,449
2027	206,864
Total payments	1,290,471
Less: Interest	(133,359)
Present value of obligations	$1,157,112

As of December 31, 2023, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2024	$462,295
2025	476,164
2026	490,449
2027	206,864
Total payments	1,635,772
Less: Interest	(211,834)
Present value of obligations	$1,423,938